Available-for-Sale Financial Assets - Additional Information (Detail) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
VIGOUR TECHNOLOGY Corporation [member]
Disclosure of financial assets [Line Items]
Impairment loss of investments	$ 41,336	$ 1,395